Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable
Schedule of accounts and other receivables

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—